UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Quaker Capital Management Corporation
Address:        The Arrott Building
                401 Wood Street, Suite 1300
                Pittsburgh, PA  15222-1824

13F File Number:     028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           David R. Fallgren
Title:          Compliance Officer
Phone:          412-281-1948

Signature, Place, and Date of Signing:

   /s/  David R. Fallgren       Pittsburgh, Pennsylvania     August 12, 2005

Report Type (Check only one.):

[X  ]           13F HOLDINGS REPORT

[   ]           13F NOTICE

[   ]           13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:         NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         52

Form 13F Information Table Value Total:         $940,329,758

List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP        Value ($)   Shares     InvDscn  Oth  VoteSole  VoteShd.

Acusphere Inc.               Com    00511R870    11,045,595  2,580,612  Sole         2,580,612         0
American Axle & Mfg. Holding Com    024061103    27,094,873  1,072,215  Sole           576,850   495,365
American International Group Com    026874107    35,248,631    606,689  Sole           602,900     3,789
Apria Healthcare             Com    037933108    46,707,364  1,348,365  Sole           955,150   393,215
Bank of America Corporation  Com    060505104    12,703,981    278,535  Sole                 0   278,535
BJ's Wholesale Club          Com    05548J106    11,781,036    362,605  Sole                 0   362,605
Borders Group Inc.           Com    099709107     4,981,907    196,836  Sole                 0   196,836
Cal Dive International       Com    127914109     8,364,798    159,725  Sole                 0   159,725
California Micro Devices Cor Com    130439102     1,363,200    240,000  Sole           240,000         0
Citigroup Inc.               Com    172967101    31,989,931    691,973  Sole           399,800   292,173
Cooper Tire & Rubber         Com    216831107     8,286,089    446,208  Sole                 0   446,208
Corillian Corp.              Com    218725109       534,750    172,500  Sole                 0   172,500
Coventry Health Care Inc.    Com    222862104     6,182,843     87,390  Sole                 0    87,390
CT Communications Inc.       Com    126426402    12,337,692    945,417  Sole           751,192   194,225
Direct TV Group              Com    25459L106    28,895,953  1,864,255  Sole         1,197,700   666,555
Ditech Communications        Com    25500M103     9,445,546  1,455,400  Sole         1,455,400         0
Exxon Mobil Corp.            Com    30231G102       245,972      4,280  Sole                 0     4,280
Fairchild Semiconductor      Com    303726103    24,110,719  1,634,625  Sole           818,000   816,625
Federal National Mortgage As Com    313586109    10,149,161    173,787  Sole                 0   173,787
First Avenue Networks Inc.   Com    31865X106    31,529,554  4,988,035  Sole         4,082,218   905,817
Freescale Semiconductor      Com    35687M206     1,166,936     55,701  Sole                 0    55,701
Hasbro, Inc.                 Com    418056107    18,310,065    880,715  Sole           496,350   384,365
IPASS Inc.                   Com    46261V108     6,247,557  1,030,950  Sole         1,030,950         0
ITSA                         Com    G4984V106           191    191,429  Sole           191,429         0
Leadis Technology            Com    52171N103     8,348,655  1,037,100  Sole         1,037,100         0
Leap Wireless International  Com    521863308    23,501,475    846,900  Sole           846,900         0
Magellan Health Services - N Com    559079207    73,313,800  2,076,290  Sole         1,677,820   398,470
Motorola                     Com    620076109     9,209,741    504,367  Sole                 0   504,367
MRO Software, Inc.           Com    55347W105     1,698,792    116,276  Sole                 0   116,276
Newmont Mining               Com    651639106     6,456,226    165,417  Sole                 0   165,417
Nextel Communications Inc.   Com    65332V103    60,651,524  1,877,175  Sole         1,436,350   440,825
Nokia Corp.                  Com    654902204    34,482,240  2,072,250  Sole         1,282,800   789,450
North Pittsburgh Systems Inc Com    661562108       723,912     37,200  Sole            37,200         0
PC-Tel                       Com    69325Q105     4,456,836    569,200  Sole           569,200         0
Peak International Ltd.      Com    G69586108     5,012,868  1,288,655  Sole                 0 1,288,655
PetroKazakhstan Inc.         Com    71649P102     4,622,432    126,365  Sole                 0   126,365
Pfizer Inc.                  Com    717081103    40,960,299  1,485,145  Sole           972,900   512,245
PNC Financial Services Group Com    693475105    42,920,688    788,114  Sole           586,800   201,314
Rockford Corp.               Com    77316P101     5,202,200  1,406,000  Sole           693,700   712,300
Spectrum Control             Com    847615101    10,939,952  1,625,550  Sole           994,900   630,650
Sprint Corporation           Com    852061100    73,259,840  2,919,882  Sole         2,123,000   796,882
Stolt Offshore SA            Com    861567105    16,548,669  1,824,550  Sole                 0 1,824,550
Time Warner Inc.             Com    887317105    16,078,780    962,225  Sole           851,500   110,725
Tollgrade Communications     Com    889542106     2,931,000    390,800  Sole           234,300   156,500
Tyco International Ltd.      Com    902124106    33,024,178  1,130,965  Sole           690,850   440,115
United Online Inc.           Com    911268100    36,300,411  3,345,660  Sole         2,590,635   755,025
USA Mobility Inc.            Com    90341G103     6,776,288    230,800  Sole           230,800         0
UST Inc.                     Com    902911106     3,697,090     80,970  Sole                 0    80,970
Verizon Communications       Com    92343V104       227,063      6,572  Sole                 0     6,572
Waste Management Inc.        Com    94106L109    19,284,860    680,482  Sole           390,400   290,082
Wilsons Leather Experts      Com    972463103    38,211,284  6,271,063  Sole         6,271,063         0
WSFS Financial               Com    929328102    12,764,311    233,309  Sole                 0   233,309

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